Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 7 – ACCRUED LIABILITIES AND OTHER PAYABLES

At December 31, 2018 and 2017, accrued liabilities and other payables consisted of the following:

	December 31, 2018	December 31, 2017
Accrued professional service fees	$282,928	$-
Other	568	334
	$283,496	$334